Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of lease expenses
Operating lease cost	$ 3,318	$ 1,406	$ 1,023
Short-term lease	462	51	66
Total lease expenses	$ 3,780	$ 1,457	$ 1,089